Related party transactions (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure Of Related Party [Abstract]
Summary of Key Management Transactions	Total management salaries and directors' fees incurred for services provided by key management personnel of the Company for the years ended September 30, 2022 and 2021 are as follows:

	For the year ended September 30
	2022	2021
	($)	($)
Management salaries	1,453	939
Directors’ fees	442	233
Share-based compensation	1,628	2,154
	3,523	3,326